Segment, Geographic and Other Revenue Information - Revenues By Geographic Area (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 51,584		$ 54,657		$ 61,035	[1],[2]
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	20,274		21,313		25,277	[2]
Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,739	[3]	12,545	[3]	15,221	[2],[3]
Developed Rest Of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,346	[4]	9,956	[4]	10,422	[2],[4],[5]
Emerging Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 11,225	[6]	$ 10,843	[6]	$ 10,115	[2],[6]

[1]	For 2011, includes King commencing on the acquisition date of January 31, 2011.
[2]	For 2011, includes King commencing on the acquisition date of January 31, 2011.
[3]	Developed Europe region includes the following markets: Western Europe, Finland and the Scandinavian countries. Revenues denominated in euros were $8.9 billion in 2013, $9.4 billion in 2012 and $11.4 billion in 2011.
[4]	Developed Rest of World region includes the following markets: Australia, Canada, Japan, New Zealand and South Korea.
[5]	Income from continuing operations before provision for taxes on income.
[6]	Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, the Middle East, Eastern Europe, Africa, Turkey and Central Europe.Long-lived assets by geographic region follow: As of December 31,(MILLIONS OF DOLLARS) 2013 2012 2011Property, plant and equipment, net United States $5,885 $6,485 $7,116Developed Europe(a) 4,845 4,895 5,640Developed Rest of World(b) 696 816 872Emerging Markets(c) 971 1,017 1,045Property, plant and equipment, net $12,397 $13,213 $14,673